SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.

Quarterly Report
September 30, 1996


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.23% for the quarter ended September 30, 1996, while the Prime Portfolio earned 1.24%. The 7-day current yield on September 30, 1996 was 4.82% for the Federal
Portfolio and 4.87% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

It has been difficult to interpret the ongoing stream of government economic reports about the Federal Reserve's next move on interest rates. It appears unlikely that the Fed will tighten at the next Federal Open Market Committee (FOMC) meeting scheduled in November 1996. In fact, some economists are speculating the possibility of the Fed easing interest rates in the first half of 1997. Most recently, the bond market rallied and the long bond's yield fell to 6.72%, its lowest yield in two months. This rally was in reaction to better than expected Economic Cost Index reports. Barring any disappointing economic reports in the near future, long bond yields may fall to a lower trading range. Meanwhile, short term rates have been remarkably stable throughout third quarter, and will probably remain stable throughout 1996.

We appreciate your continued interest in Scout Money Market Fund, Inc.

Sincerely,


/s/William A Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

        Principal                                                    Market
        Amount          Description                                  Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 88.90%
$	3,900,000	AIG Funding Inc.,
                        5.32 %, due October 21, 1996         $       3,888,473
	4,000,000	AIG Funding Inc.,
                        5.30 %, due October 23, 1996                 3,987,044
	4,000,000	Air Products & Chemicals Co.,
                        5.35%, due October 9, 1996                   3,995,253
        4,000,000       Air Products & Chemicals Co.,
                        5.33%, due October 11, 1996                  3,994,078
	2,000,000	Air Products & Chemicals Co.,
                        5.36%, due October 16, 1996                  1,995,533
	1,627,000	Air Products & Chemicals Co.,
                        5.28%, due October 16, 1996                  1,623,421
	2,450,000	Air Products & Chemicals Co.,
                        5.31%, due October 16, 1996                  2,444,579
       12,500,000       Aluminum Co. of America,
                        5.32%, due October 25, 1996                 12,455,667
	8,475,000	American Greetings Co.,
                        5.33%, due October 17, 1996                  8,454,924
	7,500,000	American Greetings Co.,
                        5.43%, due October 22, 1996                  7,476,244
	7,500,000	Amoco Co.,
                        5.30%, due October 10, 1996                  7,490,063
	2,102,000	AT&T,
                        5.75%, due October 1, 1996                   2,102,000
	7,500,000	Campbell Soup Co.,
                        5.28%, due October 29, 1996                  7,469,200
	3,000,000	Coca-Cola Co. Inc.,
                        5.30%, due October 24, 1996                  2,989,842
	7,500,000	Dow Chemical Co.,
                        5.80%, due October 1, 1996                   7,500,000
	2,200,000	Dun & Bradstreet Corp.,
                        5.30%, due October 1, 1996                   2,200,000
	5,000,000	Dun & Bradstreet Corp.,
                        5.37%, due October 15, 1996                  4,989,558
	7,500,000	Dun & Bradstreet Corp.,
                        5.36%, due October 22, 1996                  7,476,550
	2,500,000	Dun & Bradstreet Corp.,
                        5.42%, due October 24, 1996                  2,491,343
       11,000,000       duPont (E.I.) deNemours & Co.,
                        5.33%, due October 11, 1996                 10,983,714
	1,000,000	duPont (E.I.) deNemours & Co.,
                        5.30%, due October 25, 1996                    991,903
	2,400,000	Engelhard Corp.,
                        5.36%, due October 28, 1996                  2,390,352
	7,500,000	Heinz H. J. Co.,
                        5.24%, due October 7, 1996                   7,493,450
       10,000,000       Hershey Foods Corp.,
                        5.26%, due October 9, 1996                   9,988,311
	6,500,000	Hershey Foods Corp.,
                        5.26%, due October 21, 1996                  6,481,005
       10,000,000       International Business Machines,
                        5.32%, due October 8, 1996                   9,989,656
	5,000,000	Knight Ridder Inc.,
                        5.33%, due October 18, 1996                  4,987,415
	7,500,000	Knight Ridder Inc.,
                        5.38%, due October 30, 1996                  7,467,496
	2,000,000	Laclede Gas Co.,
                        5.37%, due October 4, 1996                   1,999,105
	3,500,000	Laclede Gas Co.,
                        5.38%, due October 15, 1996                  3,492,677
	3,500,000	Laclede Gas Co.,
                        5.35%, due October 23, 1996                  3,488,557
	4,000,000	Laclede Gas Co.,
                        5.38%, due October 25, 1996                  3,985,653
	4,000,000	Laclede Gas Co.,
                        5.45%, due November 8, 1996                  3,976,989
	5,000,000	Lilly Eli & Co.,
                        5.24%, due October 2, 1996                   4,999,272
	1,790,000	Marsh & McLennan Cos. Inc.,
                        5.52%, due December 9, 1996                  1,771,062
	2,000,000	Marsh & McLennan Cos. Inc.,
                        5.33%, due January 7, 1997                   1,970,981
	2,000,000	Minnesota Minning & Mfg. Co.,
                        5.27%, due October 24, 1996                  1,993,266
	2,536,000	Minnesota Minning & Mfg. Co.,
                        5.32%, due October 24, 1996                  2,527,380
	1,200,000	Minnesota Minning & Mfg. Co.,
                        5.40%, due October 24, 1996                  1,195,860
	2,600,000	Monsanto Co.,
                        5.28%, due October 4, 1996                   2,598,856
	6,100,000	Monsanto Co.,
                        5.30%, due October 4, 1996                   6,097,306
	5,000,000	Motorola Inc.,
                        5.33%, due October 16, 1996                  4,988,896
	2,950,000	Motorola Inc.,
                        5.40%, due October 24, 1996                  2,939,822
	4,000,000	Nalco Chemical Co.,
                        5.33%, due October 15, 1996                  3,991,709
	5,100,000	Nalco Chemical Co.,
                        5.36%, due October 18, 1996                  5,087,091
	4,300,000	Penny Funding Corp.,
                        5.34%, due October 16, 1996                  4,290,432
       10,000,000       PepsiCo Inc.,
                        5.33%, due October 24, 1996                  9,965,947
       15,000,000       Philip Morris Cos. Inc.,
                        5.30%, due October 2, 1996                  14,997,792
	2,000,000	Proctor & Gamble Co.,
                        5.30%, due October 17, 1996                  1,995,289
       15,000,000       Shell Oil Co. Seer A,
                        5.23%, due October 1, 1996                  15,000,000
       10,000,000       Southwestern Bell Telephone Co.,
                        5.32%, due November 7, 1996                  9,945,322
       10,000,000       Weyerhauser Co.,
                        5.30%, due November 25, 1996                 9,919,028
	7,500,000	Wisconsin Electric Power Co.,
                        5.28%, due October 28, 1996                  7,470,300
       15,000,000       Xerox Corp.,
                        5.28%, due October 3, 1996                  14,995,600
	1,700,000	Xerox Corp.,
                        5.28%, due October 16, 1996                  1,696,260
      303,930,000                                                  303,177,526

GOVERNMENT SPONSORED ENTERPRISES - 12.16%
	3,000,000	Federal Farm Credit Bank,
                        5.33%, due January 2, 1997                   3,000,000
	5,000,000	Federal Farm Credit Bank,
                        4.95%, due March 3, 1997                     4,996,092
	2,500,000	Federal Home Loan Banks,
                        5.26%, due January 7, 1997                   2,464,203
	1,500,000	Federal Home Loan Banks,
                        5.20%, due January 10, 1997                  1,478,117
        4,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.225%, due October 10, 1996                 4,494,122
        2,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.32%, due October 15, 1996                  2,494,828
        7,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.30%, due October 17, 1996                  7,482,333
        1,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.40%, due November 29, 1996                 1,486,725
        2,110,000       Federal National Mortgage Association
                        Deb.,
                        8.45%, due October 21, 1996                  2,113,472
        2,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.32%, due October 2, 1996                   2,499,630
          500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due October 3, 1996                     499,856
        5,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.40%, due December 2, 1996                  4,953,500
        1,000,000       Federal National Mortgage Association
                        Medium Term Notes,
                        5.64%, due October 2, 1996                   1,000,004
        2,500,000       Federal National Mortgage Association
                        Medium Term Notes,
                        5.68%, due October 7, 1996                   2,500,045
       41,610,000                                                   41,462,927
TOTAL INVESTMENTS - 101.06%                                $       344,640,453

Other assets less liabilities - (1.06%)                            (3,623,548)
TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,500,000,000 shares of $0.01 par value
	capital shares authorized;
        341,046,588.34 shares outstanding)                 $       341,016,905


Valuation of securities is on the basis of amortized cost, which approximates market value.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

        Principal                                                   Market
        Amount          Description                                 Value

FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 101.14%
$      11,000,000       Federal Agricultural Mortgage Corporation,
                        Discount Notes,
                        5.20%, due October 15, 1996     $           11,975,733
	2,000,000	Federal Farm Credit Banks,
                        5.33%, due January 2, 1997                   2,000,000
	3,000,000	Federal Farm Credit Banks,
                        4.95%, due March 3, 1997                     2,997,655
	7,120,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.18%, due October 3, 1996                   7,117,951
	7,000,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.34%, due October 8, 1996                   6,992,732
	7,500,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.19%, due October 25, 1996                  7,474,050
	4,000,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.34%, due October 30, 1996                  3,982,777
	7,000,000	Federal Home Loan Banks
                        Discount Note,
                        5.31%, due October 4, 1996                   6,996,902
	1,000,000	Federal Home Loan Banks
                        Discount Notes,
                        5.35%, due October 29, 1996                    995,839
	1,000,000	Federal Home Loan Banks
                        Discount Notes,
                        5.35%, due October 30, 1996                    995,690
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.26%, due January 7, 1997                   2,464,203
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due January 8, 1997                   2,464,181
	2,000,000	Federal Home Loan Banks
                        Discount Notes,
                        5.22%, due January 9, 1997                   1,971,000
	3,915,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.23%, due October 1, 1996                   3,915,000
	4,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.23%, due October 3, 1996                   3,998,838
       11,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.33%, due October 7, 1996                  10,990,228
       15,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.30%, due October 10, 1996                 14,980,125
	4,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.35%, due October 10, 1996                  3,994,650
	5,205,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.25%, due October 16, 1996                  5,193,614
       12,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.30%, due October 17, 1996                 12,470,556
	1,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.33%, due October 18, 1996                    997,483
	1,408,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.24%, due October 18, 1996                  1,404,516
	2,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.26%, due October 18, 1996                  2,493,790
	1,499,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.20%, due October 21, 1996                  1,494,670
	2,910,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.27%, due October 21, 1996                  2,901,480
	2,640,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.29%, due October 21, 1996                  2,632,241
       15,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.23%, due October 22, 1996                 14,954,237
	4,600,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.34%, due November 7, 1996                  4,574,754
	1,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.40%, due November 29, 1996                   991,150
	3,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.32%, due October 1, 1996                   3,000,000
	4,600,000	Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due October 1, 1996                   4,600,000
	6,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.21%, due October 2, 1996                   6,499,059
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.32%, due October 2, 1996                   7,498,892
	4,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.32%, due October 7, 1996                   3,996,453
	1,465,000	Federal National Mortgage Association
                        Discount Notes,
                        5.24%, due October 10,1996                   1,463,081
       10,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.28%, due October 11, 1996                  9,985,333
       15,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.29%, due October 15, 1996                 14,969,142
	1,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.24%, due October 16, 1996                    997,817
	4,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.19%, due October 16, 1996                  3,991,350
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.26%, due October 17, 1996                  7,482,468
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.22%, due October 18, 1996                  7,481,512
       12,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.26%, due October 23, 1996                 12,459,819
	1,400,000	Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due October 24, 1996                  1,395,349
        6,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.19%, due October 28, 1996                  5,976,645
        3,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.40%, due December 2, 1996                  3,467,450
        1,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.36%, due December 13, 1996                   989,131
        1,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.44%, due March 14, 1997                      975,218
        1,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.50%, due May 14, 1997                        965,625
        1,000,000       Federal National Mortgage Association
                        Medium Term Notes,
                        5.64%, due October 2, 1996                   1,000,004
        1,000,000       Federal National Mortgage Association
                        Medium Term Notes,
                        5.68%, due October 7, 1996                   1,000,018
	5,000,000	Tennessee Valley Authority
                        Discount Notes
                        5.34%, due October 3, 1996                   4,998,517
      251,262,000                                                  251,608,928

TOTAL INVESTMENTS - 101.14%                                $       251,608,928

Other assets less liabilities - (1.14%)                            (2,839,791)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,500,000,000 shares of $0.01 par value
	capital shares authorized;
        248,817,261.44 shares outstanding)                 $       248,769,137


Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862